Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
December 16, 2021
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Growth Portfolio
Investment Class Shares (DTLGX)
Institutional Class Shares (WLCGX)

Large Company Value Portfolio
Investment Class Shares (DTLVX)
Institutional Class Shares (WLCVX)

Small Company Growth Portfolio
Investment Class Shares (DTSGX)
Institutional Class Shares (    WSMGX)

Wilshire Income Opportunities Fund
Investment Class Shares (WIORX)
Institutional Class Shares (WIOPX)

Supplement to each Portfolio’s Summary Prospectus and the Company’s Prospectus,
each dated April 30, 2021

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS OF THE LARGE COMPANY GROWTH PORTFOLIO, THE LARGE COMPANY VALUE PORTFOLIO, THE WILSHIRE INCOME OPPORTUNITIES FUND AND THE SMALL COMPANY GROWTH PORTFOLIO.
Effective December 14, 2021, Loomis, Sayles & Company, L.P. (“Loomis”) no longer serves as a subadviser to the Large Company Growth Portfolio and effective on or about December 17, 2021, Pzena Investment Management, LLC (“Pzena”) no longer serves as a subadviser to the Large Company Value Portfolio. All references to Loomis in the Large Company Growth Portfolio’s Summary Prospectus and the Prospectus are hereby removed. All references to Pzena in the Large Company Value Portfolio’s Summary Prospectus and Prospectus are deleted, references to Pzena with respect to the Wilshire International Equity Fund are retained.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), Wilshire Advisors LLC (“Wilshire” or the “Adviser”) may enter into new subadvisory agreements or amendments to subadvisory agreements without shareholder approval, upon the approval of the Board of Directors (the “Board”).
On November 3, 2021, the Board approved the following:
(i)a subadvisory agreement between Wilshire and AllianceBernstein, L.P. (“AllianceBernstein”), pursuant to which AllianceBernstein serves as a new subadviser to the Large Company Growth Portfolio, effective December 15, 2021;
(ii)an amendment to the subadvisory agreement between Wilshire and Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”), pursuant to which Hotchkis & Wiley serves as a new subadviser to the Large Company Value Portfolio, effective December 20, 2021; and
(iii)a subadvisory agreement between Wilshire and Granahan Investment Management, Inc. (“Granahan”), pursuant to which Granahan serves as a new subadviser to the Small Company Growth Portfolio (and together with the Large Company Growth Portfolio and Large Company Value Portfolio, the “Portfolios”), effective December 20, 2021.
The Summary Prospectuses and Prospectuses are supplemented as detailed below.
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Supplement Closing [Text Block]	ck0000890453_SupplementClosingTextBlock
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If you have any questions regarding the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Wilshire Income Opportunities Fund or any series of the Company, please call (866) 591-1568.
Investors Should Retain this Supplement for Future Reference.

Wilshire Income Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire Income Opportunities Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The following supplements the information in the Summary Prospectus and Prospectus of the Wilshire Income Opportunities Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Wilshire Income Opportunities Fund adopted a Custom Blended Index as a secondary benchmark to provide a better comparison for the Wilshire Income Opportunities Fund’s exposures and performance profile. Accordingly, the first paragraph under the heading “Past Performance” of the Summary Prospectus and the Prospectus of the Wilshire Income Opportunities Fund is replaced with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide an indication of the risks of investing in the Income Fund by showing the investment performance of the Investment Class Shares during the most recent calendar year and by showing how the Income Fund’s average annual total returns compare to those of a broad measure of market performance, as well as an additional custom blended index that reflects the performance of the market sectors in which the Income Fund invests. The Income Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://advisor.wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Income Fund by showing the investment performance of the Investment Class Shares during the most recent calendar year and by showing how the Income Fund’s average annual total returns compare to those of a broad measure of market performance, as well as an additional custom blended index that reflects the performance of the market sectors in which the Income Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://advisor.wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Income Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Effective January 1, 2022, the Average Annual Total Returns table under the heading “Past Performance” of the Wilshire Income Opportunities Fund’s Summary Prospectus and Prospectus is replaced with the following: Average Annual Total Returns(periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Wilshire Income Opportunities Fund | Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	7.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Custom Blended Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Custom Blended Index(2)(reflects no deduction for fees, expenses and taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	5.18%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIORX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Wilshire Income Opportunities Fund | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	2.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Wilshire Income Opportunities Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIOPX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
LARGE COMPANY GROWTH PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Growth Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The following supplements the information in the Summary Prospectus and Prospectus of the Large Company Growth Portfolio.
Strategy [Heading]	rr_StrategyHeading	The third sentence of the seventh paragraph under the heading “Principal Investment Strategies” of the Summary Prospectus and the Prospectus of the Large Company Growth Portfolio is replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Each of AllianceBernstein, L.P. (“AllianceBernstein”), Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”), Fred Alger Management, LLC (“Alger Management”), and Voya Investment Management Co LLC (“Voya”) manage a portion of the Portfolio and Wilshire will manage the Swaps Strategy portion of the Portfolio.
The following supplements the information under the heading “Principal Investment Strategies” of the Summary Prospectus and the Prospectus of the Large Company Growth Portfolio:
In managing its portion of the Portfolio, AllianceBernstein primarily invests in U.S. large-capitalization equity securities. AllianceBernstein stresses fundamental, bottom-up security analysis in identifying highly profitable businesses with the opportunity to reinvest profitably for long-term, non-cyclical growth that are priced at valuations that do not adequately reflect their long-term growth potential. AllianceBernstein conducts in-depth research to identify companies whose long-term fundamental performance is likely to persist in terms of both magnitude and duration.
LARGE COMPANY GROWTH PORTFOLIO | INVESTMENT CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLGX
LARGE COMPANY GROWTH PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCGX
LARGE COMPANY VALUE PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The following supplements the information in the Summary Prospectus and Prospectus of the Large Company Value Portfolio.
Expense [Heading]	rr_ExpenseHeading	The “Fees and Expenses of the Large Company Value Portfolio” section of the Summary Prospectus and the Prospectus is replaced as follows.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):(1)	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The third sentence of the fifth paragraph under the heading “Principal Investment Strategies” of the Summary Prospectus and the Prospectus of the Large Company Value Portfolio is supplemented as follows.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Each of Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”), Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), and Voya Investment Management Co LLC (“Voya”) manage a portion of the Portfolio and Wilshire manages the Portfolio’s Swaps Strategy.
The following supplements the information under the heading “Principal Investment Strategies” of the Summary Prospectus and the Prospectus of the Large Company Value Portfolio:
In managing its portion of the Portfolio, Hotchkis & Wiley seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. Hotchkis & Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis &
Wiley employs a disciplined, “bottom-up” investment process based on a proprietary model that is augmented with internally-generated fundamental research. Hotchkis & Wiley seeks broad diversified exposure to these investment opportunities by holding approximately 50-80 portfolio securities. With the exception of diversification guidelines, Hotchkis & Wiley does not employ pre-determined rules for sales; rather, Hotchkis & Wiley evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.
LARGE COMPANY VALUE PORTFOLIO | INVESTMENT CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,587
LARGE COMPANY VALUE PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
SMALL COMPANY GROWTH PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small Company Growth Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The following supplements the information in the Summary Prospectus and Prospectus of the Small Company Growth Portfolio.
Strategy [Heading]	rr_StrategyHeading	The third sentence of the third paragraph under the heading “Principal Investment Strategies” of the Summary Prospectus and the Prospectus of the Small Company Growth Portfolio is supplemented as follows.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Each of Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”), Granahan Investment Management, Inc. (“Granahan”), and Ranger Investment Management, L.P (“Ranger”) manage a portion of the Portfolio.
The following supplements the information under the heading “Principal Investment Strategies” of the Summary Prospectus and the Prospectus of the Small Company Growth Portfolio:
In managing its portion of the Portfolio, Granahan uses a disciplined fundamental, bottom-up research approach in order to uncover the best opportunities in the small-capitalization market. Granahan focuses on stocks with market caps of $50 million - $750 million at purchase and maintains exposure to companies across three different stages in their LifeCycles: Special Situations (20-45%) - companies with a prosaic earnings record yet bearing an identifiable catalyst (this category also includes cyclicals); Pioneers (20-40%) - aggressive growth stocks with little to no track record (mostly non-earners) but substantial potential; and Core Growth (20-40%) - companies with proven earnings records that are expected to persist.
SMALL COMPANY GROWTH PORTFOLIO | INVESTMENT CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTSGX
SMALL COMPANY GROWTH PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WSMGX

[1]	The Custom Blended Index consists of 70% Bloomberg U.S. Universal Index, 10% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, 10% S&P/LSTA Leveraged Loan Index, 10% Bloomberg Emerging Markets USD Aggregate Bond Index.
[2]	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[3]	Expenses have been restated to reflect current fees.
[4]	Wilshire Advisors LLC (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.30% and 1.00% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2023 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which it waived its fees or reimbursed expenses if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.